UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CIM LLC
Address: 30 South Pearl Street
         Albany, NY  12207

13F File Number:  28-11985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J Curran
Title:     President  / CCO
Phone:     518-391-4291

Signature, Place, and Date of Signing:

       /s/ Thomas J Curran     Albany, NY     July 23, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $84,533 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724F101     4135   146125 SH       SOLE                   127680        0    18445
ALCON INC                      COM SHS          h01301102      604     5205 SH       SOLE                       55        0     5150
AT&T INC                       COM              00206r102      301    12133 SH       SOLE                    12133        0        0
BECTON DICKINSON & CO          COM              075887109     3153    44213 SH       SOLE                    43768        0      445
C H ROBINSON WORLDWIDE INC     COM NEW          12541w209     3886    74510 SH       SOLE                    65265        0     9245
CISCO SYS INC                  COM              17275r102     3950   211808 SH       SOLE                   184198        0    27610
COLGATE PALMOLIVE CO           COM              194162103     3397    48025 SH       SOLE                    47545        0      480
DANAHER CORP DEL               COM              235851102     3453    55921 SH       SOLE                    55331        0      590
EXXON MOBIL CORP               COM              30231g102      941    13460 SH       SOLE                     1844        0    11616
GENERAL DYNAMICS CORP          COM              369550108      530     9575 SH       SOLE                      185        0     9390
GILEAD SCIENCES INC            COM              375558103      358     7650 SH       SOLE                        0        0     7650
ISHARES TR                     S&P500 GRW       464287309     3790    79340 SH       SOLE                    78000        0     1340
JOHNSON & JOHNSON              COM              478160104     3163    55688 SH       SOLE                    55113        0      575
NOKIA CORP                     SPONSORED ADR    654902204     3746   256900 SH       SOLE                   223000        0    33900
NOVO-NORDISK A S               ADR              670100205     3489    64060 SH       SOLE                    59450        0     4610
ORACLE CORP                    COM              68389x105     4129   192767 SH       SOLE                   166593        0    26174
PEPSICO INC                    COM              713448108     3833    69748 SH       SOLE                    59793        0     9955
PRAXAIR INC                    COM              74005p104     3917    55121 SH       SOLE                    47231        0     7890
PROCTER & GAMBLE CO            COM              742718109      618    12088 SH       SOLE                     1546        0    10542
SAP AG                         SPON ADR         803054204     3613    89905 SH       SOLE                    79480        0    10425
SELECT SECTOR SPDR TR          SBI INT-FINL     81369y605     8914   745955 SH       SOLE                   646620        0    99335
SPDR TR                        UNIT SER 1       78462f103     2329    25326 SH       SOLE                    25326        0        0
STAPLES INC                    COM              855030102     3350   165996 SH       SOLE                   164341        0     1655
STRYKER CORP                   COM              863667101     3145    79135 SH       SOLE                    78230        0      905
SUNCOR ENERGY INC              COM              867229106     4782   157625 SH       SOLE                   135850        0    21775
WAL MART STORES INC            COM              931142103     2991    61746 SH       SOLE                    54401        0     7345
WALGREEN CO                    COM              931422109     3304   112376 SH       SOLE                   103006        0     9370
ZIMMER HLDGS INC               COM              98956p102      712    16705 SH       SOLE                     1705        0    15000